Reconciliation of Income Tax Expense (Detail)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Income Tax Disclosure [Abstract]
Federal income tax benefit at statutory rate	(34.00%)	(34.00%)
State income tax, net of federal benefit	(5.00%)	(5.00%)
Permanent differences	27.00%	(8.00%)
Research and development credit	8.00%	10.00%
Other	3.00%	9.00%
Change in valuation allowance	1.00%	28.00%
Effective income tax rate	0.00%	0.00%